April 4, 2025

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

RE: Russell Investments Exchange Traded Funds (File Nos. 333-283326 and 811-24027)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), the undersigned hereby certifies on behalf of Russell Investments Exchange Traded Funds (the “Trust”) that the forms of Prospectus and Statement of Additional Information included in Post-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A (“PEA 1”) that would have been filed by the Trust pursuant to Rule 497(c) under the Securities Act would not have differed from what was contained in PEA 1. I hereby further certify that PEA 1 was filed electronically with the Commission on April 1, 2025 pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please call me at (617) 728-7127 or John V. O’Hanlon at (617) 728-7111 if you have any questions.

Very truly yours,

/s/ Stephanie Capistron
Stephanie Capistron

cc:	John V. O’Hanlon, Esq.

Mary Beth Albaneze, Esq.